Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of consolidation
4.1. Consolidation base
4.1.1. Subsidiaries
The subsidiaries are entities to which the Company has control. The financial statements of the subsidiaries are included in the consolidated financial statements as from the date they start to be controlled by the Company until the date such control ceases.In the consolidated financial statements, the assets, liabilities, and results of subsidiaries are consolidated line by line, with the elimination of transactions and balances between group companies.
4.1.2. Joint ventures and associates
Associates are entities over which the Company has significant influence, but does not control. Joint ventures are entities in which the investor, bound by an agreement, does not individually exercise financial and operational decision-making power, regardless of the percentage of voting capital held. Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost.
4.1.3. Business combination
In a business combination, the assets identified, liabilities and contingent liabilities acquired are measured at their respective fair values on the acquisition date. The excess of the acquisition cost over the fair value of the net assets acquired (identifiable assets acquired, net of assumed liabilities) is recognized as goodwill, presented under investment in the individual financial statements of the acquiring company and in the intangible asset in the consolidated financial statements. When the difference between the acquisition cost and the fair value of the net assets acquired indicates a negative amount, the gain on the bargain purchase is recognized directly in the income statement.
The amount that refers specifically to the concession right acquired in a business combination where the acquired entity is a concession operator, whose right to the concession has a known and defined term, is not characterized as goodwill and, therefore, is amortized over the concession period. Goodwill arising solely from the recognition of deferred tax (34%) on the gain/loss recorded in the business combination is classified as technical goodwill and is not amortized but only tested for impairment.

Financial Instruments
4.2. Financial Instruments
Financial instruments are recognized immediately on the trade date, that is, when the obligation or right arises. They are initially recorded at fair value, unless it is a trade receivable without a significant financing component, plus, for an item not measured at fair value through profit or loss, any directly attributable transaction costs.
Fair values are determined based on market prices for financial instruments with active market, and by the present value method of expected cash flows, for those that have no quotation available in the market. After initial recognition, financial assets are only reclassified if the Company changes its business model for managing financial assets, and this reclassification is applied prospectively.
The Company's financial instruments are classified and measured as described below.
4.2.1. Financial assets measured at fair value through profit or loss
Financial assets recorded at fair value through profit or loss include assets classified as held for trading, financial assets designated upon initial recognition as at fair value through profit or loss or financial assets required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of being sold or repurchased in the near term. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. After initial recognition, transaction costs and attributable interest expenses, when incurred, are recognized through profit or loss.
4.2.2. Financial assets measured at amortized cost
These are so classified and measured when: (i) the financial asset is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and (ii) the contractual terms of the financial asset give rise, on specified dates, to cash flows that exclusively comprise payments of principal and interest on the principal amount outstanding.
4.2.3. Financial assets measured at fair value through other comprehensive income
They mainly comprise investments in equity instruments held for medium to long-term strategic purposes, designated at fair value through other comprehensive income, since recognizing short-term fluctuations in the fair value of these investments in profit or loss would not be in line with the Company's strategy of maintaining and observing its long-term performance potential.
4.2.4. Financial liabilities measured at amortized cost
Financial liabilities are measured at amortized cost using the effective interest method. This method is also used to allocate the interest expense on these liabilities over the relevant period. The effective interest rate is the rate that exactly discounts the estimated future cash flows (including fees paid or received, which form an integral part of the effective interest rate, transaction costs, and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, over a shorter period, for the initial recognition of the net carrying amount.
4.2.5. Financial liabilities measured at fair value through profit or loss
These are liabilities designated upon initial recognition as at fair value through profit or loss and those classified as held for trading. Financial liabilities designated fair value through profit or loss are stated at fair value with the respective gains or losses in fair value recognized in the statement of income. Net gains or losses recognized in profit or loss include the interest paid on the financial liability.
4.2.6. Derecognition of financial assets and liabilities
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. The Company derecognizes financial liabilities only when its obligations are discharged, cancelled or settled. The difference between the carrying amount of the derecognized financial liability and the corresponding disbursement made, or to be made, is recorded to profit or loss.
4.2.7. Derivative financial instruments
Mark-to-market of energy purchase and sale contracts
The Company negotiates energy purchase and sale agreements and part of its contracts are designated and classified as derivative financial instruments measured at fair value through profit or loss. Net unrealized gains or losses arising from the mark-to-market of these contracts (difference between contracted and market prices) are recorded as operating income or operating cost in the Statement of income for the year.
Swap and Hedge Operations
The Company hedges its exposure to interest rate risks on debt through swap agreements, which are recognized as assets and/or liabilities on the statement of financial position and initially and subsequently measured at fair value. Changes in the fair value of derivatives are recognized in financial results.
For the purposes of reducing earnings volatility and ensuring transparency in the effects of capital management, the Company adopts hedge accounting. The Company debts that are hedged are designated as “fair value hedge”, so that changes in the fair values of both the hedge instruments and the hedge items are recorded in the financial results.

Net sectorial financial assets and liabilities
4.3. Net sectorial financial assets and liabilities
In the power distribution segment, the Company records changes in sectorial financial assets and liabilities to maintain neutrality between the billed amounts of consumer tariffs, to cover energy costs, charges and other related items, and the forecast for tariff coverage, according to the term amendment to the distribution concessionaires concession.
The amounts are updated until the date of the tariff readjustment/revision and, after approval by Aneel, the new tariff is applied for the current tariff year, providing for collection or return of constituted assets and liabilities, which are then amortized.
In the event of termination of the concession for any reason, the residual values of Portion A items and other financial components, not recovered or returned through tariff, must be incorporated in the calculation of the compensation, keeping rights or obligations of the concessionaire with the Granting Authority safeguarded.

Accounts receivable related to the concession
4.4. Accounts receivable related to the concession
Refer to financial assets of the concessions with unconditional right to receive cash by the Company, guaranteed by the Granting Authority by contractual clause and specific legislation.
4.4.1. Power distribution service concession
The portion recognized as a financial asset refers to the indemnity set forth in the public power distribution service concession agreements, which the Company understands as an unconditional right to cash payments from the Granting Authority upon expiration of the concession. This indemnification aims to reimburse the Company for investments made in infrastructure, without recovery, through the tariff.
The cash flows related to these assets are determined taking into account the Regulatory Compensation Basis (BRR), defined by the Granting Authority, and the fair value is recorded based on the replacement cost methodology of the assets included in the distribution infrastructure linked to the concession.
4.4.2. Bonus for the grant of quota system generation concession agreement
The generation concession contract under the quota system provides for the payment of a bonus for the grant to the Granting Authority, pursuant to paragraph 7 of article 8 of Law 12,783/2013, which is recognized as a financial asset because it represents an unconditional right to receive cash, guaranteed by the Granting Authority during the term of the concession and without demand risk.
The remuneration of this financial asset is based on the Weighted Average Cost of Capital - WACC defined by the National Energy Policy Council (CNPE) in Resolution 2/2015, which is being presented in the statement of income as operating revenue in accordance with the Company's business model.
4.4.3. Power generation concession
The Company has concession agreements for power generation that contain indemnification clauses for the infrastructure not depreciated, amortized and/or received during the concession term. After maturity, the residual balances of the assets are transferred to Accounts receivable related to the concession. At the end of each reporting period, Management evaluates the recoverability of the asset, remeasuring its cash flow based on its best estimate.

Contract assets
4.5. Contract assets
Represents the contractual right of the Company related to the construction of the infrastructure delegated by the Granting Authority, conditional upon the receipt of revenue not only by the passage of time, but after fulfilling the performance obligation to maintain and operate the infrastructure.
4.5.1. Power distribution service concession
Represents the concessionaire's contractual right related to the works under construction to meet the needs of the concession, accounted for at cost plus financial charges, when applicable.
When the assets are put into operation, the assets are transferred to the intangible asset, in the amount equivalent to what will be remunerated by the user through payment of the fee for the use of the services, or to the accounts receivable associated to the concession, in the amount equivalent to the residual portion of the assets not amortized, which will be reverted to the Granting Authority through indemnification at the end of the concession.
4.5.2. Power transmission concession
Represents the balance of public electricity transmission contracts signed with the Granting Authority to build, operate and maintain the high voltage lines and substations. During the term of the concession agreement, the Company receives, subject to its performance, a remuneration denominated Annual Revenue Allowance (RAP) that remunerates the investments made in the construction of the infrastructure and covers also, the costs of operation and maintenance incurred.
The Company estimates its revenue in the construction phase at fair value based on the budgeted cost of the work and used by management as a parameter for bidding on the concession auction. Fair value revenue comprises the budgeted cost for the entire construction period plus the construction margin, which represents sufficient parcel to cover the costs of managing and monitoring the work.
The implicitly remuneration rate of each concession is determined by the projection of the expected cost, the profit margin in the construction phase and the projection of the Annual Permitted Revenue (“RAP”) to be received, net of the variable consideration estimate (Variable Installment - “PV”) and the portion intended to remunerate Operation and Maintenance (O&M). This remuneration rate is fixed at the initial period and does not change during the performance of the contract.
The assets arising from the construction of the transmission infrastructure are formed by the recognition of construction revenue, according to the percentage of completion of the construction (Note 4.11.3), and by their financial remuneration (Note 4.11.2).
After the start of commercial operation, to the extent that the operation and maintenance (O&M) service is provided, the part of the RAP referring to O&M revenue is recognized in the income statement at fair value, on a monthly basis, and billed together with the part of the revenue recognized in the construction phase. This invoiced amount is transferred to financial assets under trade accounts receivable until it is actually received. The rates defined by Aneel are used as a reference, since these rates were the subject of technical and statistical studies and represent the best estimate of the useful life of each asset.
The Company recognizes gains and losses due to efficiency or inefficiency in the construction of the infrastructure and due to periodic tariff review (RTP), when incurred, directly in the statement of income for the year.

Accounts payable related to the concession
4.6. Accounts payable related to the concession
These refer to the amounts set forth in the concession agreement in connection with the right to explore hydraulic power generation potential (onerous concession), whose agreement is signed as Use of Public Property (UBP) agreements. The obligation is recognized on the date of signature of the concession agreement corresponding to the present value of future cash payments for the concession. The liability is then remeasured using the effective interest rate and reduced by contractual payments.

Property, Plant and Equipment
4.7. Property, Plant and Equipment
These rights relate to tangible assets intended for the maintenance of the entity's activities or exercised for this purpose. This includes rights arising from transactions that transfer the benefits, risks, and control of these assets to the entity.
The property, plant and equipment related to the public service concession agreement are depreciated according to the straight-line method based on annual rates set forth and reviewed periodically by Aneel. Property, plant and equipment related to contracts for the use of public property under the independent electricity producer scheme are depreciated based on annual rates established by Aneel limited to the concession period. All other property, plant and equipment are depreciated using the straight-line method based on estimates of their useful lives. The rates defined by Aneel are used as a reference, since these rates have been the subject of technical and statistical studies carried out by the regulatory agency and are practiced and accepted by the market as representative of the economic useful life of the assets.
Costs directly attributable to construction works as well as interest and financial charges on borrowings from third parties during construction are recorded under property, plant and equipment in progress, if it is probable that they will result in future economic benefits for the Company.

Intangible Assets
4.8. Intangible Assets
They mainly comprise the assets arising from the concession contracts detailed below, in addition to the concession/authorization rights generated in business combinations (Note 4.1.3) and balances of software acquired from third parties and software developed in-house which are measured at acquisition cost and amortized over five years.
4.8.1. Acquisition of exploration rights - onerous concession contract
Corresponds to acquisition of exploration rights on hydropower potential whose onerous concession contract is signed as Use of Public Property - UBP and/or Grant Bonus. This asset is recognized at the present value of future cash disbursements during the Concession Agreement term. At the date of start of commercial operation or acquisition of exploration rights on hydropower potential, the amount presented is fixed and amortized over the concession period.
4.8.2. Hydrological risk renegotiation (Generation Scaling Factor - GSF)
Asset consisting of the renegotiation of the hydrological risk under the terms of Law No. 13,203/2015 and subsequent changes, arising from the amounts recovered from the cost with the adjustment of the Energy Reallocation Mechanism - MRE (GSF). The amount was transformed by Aneel into an extension of the concession period, which is amortized on a straight-line basis until the end of the new concession period.
4.8.3. Power distribution service concession
This comprises the right to control infrastructure, built or acquired as part of the electric energy public service concession, and the right to charge fees to the users of the public service. Intangible assets are recorded at their fair acquisition and construction value, less accumulated amortization and impairment losses, when applicable. The amortization of intangible assets reflects the pattern in which it is expected that future economic benefits will flow to the Company during the concession period. During the infrastructure construction phase costs are classified as contract assets (Note 4.5).

Impairment of assets
4.9. Impairment of assets
Assets are assessed to detect evidence of impairment.
4.9.1. Financial assets
Provisions for losses on financial assets are based on assumptions about default risk, existing market conditions and future estimates at the end of each year.
The Company applies the simplified approach of IFRS 9 to the measurement of expected credit losses, considering estimates for all trade accounts receivable, grouped based on shared credit risk characteristics, number of days late, in the amount considered enough to cover losses on the realization of these assets, based on specific criteria of the payment history, collection actions carried out for the credit recovery and relevance of the amount due in the receivables portfolio.
4.9.2. Non-financial assets
When there is a loss arising from situations in which the asset's book value exceeds its recoverable amount, defined as the higher of the asset's value in use and the fair value net of the asset's selling expenses, this loss is recognized in profit or loss for the year. For impairment testing purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units - CGU). The amount of the impairment of non-financial assets is reviewed periodically and in case of reversal of impairment recorded in prior years, this reversal is recognized in the current year results.
Assets arising from onerous concession and rights of concession and/or authorization to generate electricity, classified as intangible assets, have their impairment tested along with the other assets of that cash-generating unit.
The impairment of contract assets in their construction phase is tested immediately, mainly considering the use of the effective interest rate fixed at the beginning of the project and carried to the end of the concession cash flow. After the beginning of the commercial operation, the portion of revenue recognized is tested for impairment in the accounts receivable from customers. For the receivable part conditioned to fulfill the performance obligation to maintain and operate the infrastructure, the Company has no history and no expectation of losses, since amount is subject to guarantee structures, via shared apportionment of eventual default losses among the other members of the national interconnected system managed by National Electric System Operator (ONS) and by the jurisdiction of the sector.

Provisions
4.10. Provisions
Provisions are recognized when: i) the Company has a present obligation (legal or not formalized) resulting from a past event, ii) it is probable (i.e., more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation, and iii) a reliable estimate can be made of the amount to settle the obligation. For the calculation of recurring matters, the company's historical experience with similar cases is used to estimate the most likely outcome for the set of processes. The estimates of outcomes and financial impacts are determined by the Company, which requires use of judgment by Management, supplemented by the experience of similar past transactions and, in some cases, by independent expert reports.
The amounts corresponding to the main portion of the provision are recognized in the operating result or in assets and the monetary restatement, if any, is recognized in the financial result. Socio-environmental provisions are recorded under assets when incurred during the implementation phase of projects, or even later, after entry into commercial operation, when considered conditions for obtaining/renewing operation and maintenance licenses.
Provisions for dismantling or decommissioning assets are recorded against the cost of the respective asset, at present value, when they meet the recognition and measurement criteria. The asset is depreciated along with the items of property, plant, and equipment, while the liability is reconstituted by the passage of time. In the event of a revision of the provisioned amounts, if these are not due solely to the passage of time, they are recognized again against the cost of the asset and depreciated until the end of their useful life.
Contingent assets and liabilities are not recognized in accounting but are disclosed in notes to the financial statements when it is probable that future economic benefits will be recognized, for the assets, or when the probability of an outflow of resources is assessed as possible, in the case of liabilities.

Revenue recognition
4.11. Revenue recognition
4.11.1. Revenue from contracts with customers
Revenue is measured based on the consideration that the Company expects to receive in a contract with the customer, net of any variable consideration. The Company recognizes revenues when it transfers control of the product or service to the customer and when it is probable to receive the consideration considering the client's ability and intention to pay the consideration when due. The Company's operating revenue comes mainly from the Electricity sales to Distributors and to Final Customers and from the Use of main distribution and transmission grid.
The revenue from Electricity sales to Distributors is recognized monthly based on the data for billing that are determined by the average MW of contracted electricity and declared with the CCEE. When the information is not available, the Company estimates the revenue considering the contracts’ rules and price and volume estimates.
For wind power generation companies subject to minimum generation amounts, the Company understands that it is subject to variable consideration, and for this reason, includes a provision for non-performance based on the annual generation estimates, reducing revenue.
Revenue from Electricity sales to Final Customers and from the Use of main distribution and transmission grid is recognized monthly based on measured and effectively billed energy. In addition, the Company records unbilled revenue on an estimated basis, based on the last billing. The concession contract for the public electricity distribution service provides for compensation for non-performance of quality indicators which, when incurred, are accounted for as a reduction in revenue from the use of the main distribution grid.
Information on the transmission segment's revenue is described in Note 4.5.2.
4.11.2. Interest income
Interest income is recognized when it is probable that future economic benefits will flow to the Company and its amount can be reliably measured. Interest income is recognized based on time and the effective interest rate on outstanding principal amounts. The effective interest rate is the one that discounts the estimated future cash receipts calculated during the estimated life of the financial asset in relation to initial net carrying amount of that asset.
Regarding the contract assets of the power transmission concession, financial compensation revenue is recognized using the implicit remuneration rate established at the beginning of each project, which is presented in the statement of income as operating income in accordance with the Company's business model.
4.11.3. Construction revenue and margin
Revenue related to construction services for infrastructure in the power transmission and distribution services, are recognized over time based on the stage of completion of the work. The respective costs are recognized when incurred, in the statement of income for the year, as construction cost.
Given that Copel Distribuição outsources the construction of distribution infrastructure to unrelated parties, through works carried out in the short term, the construction margin for the energy distribution activity results in insignificant amounts, which leads to its non-recognition in construction revenue.
The construction margin adopted for transmission activity derives from a calculation methodology that considers business risk.
Deferred income tax and social contribution
4.12. Deferred income tax and social contribution
The Company, based on its profitability history and the expectation of generating future taxable profits, based on its internal projections prepared for reasonable periods for its business, sets up a deferred tax asset on temporary differences between the tax bases and on tax losses and negative tax basis.
The deferred income tax and social contribution are recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used for tax calculation purposes, to the extent that there will probably be sufficient taxable profits against which the temporary differences can be utilized and the tax losses can be offset.
Deferred tax assets and liabilities may be offset if there is a legal right to offset the current tax assets and liabilities and they relate to the same taxing authority.
Post-employment benefits
4.13. Post-employment benefits
The Company and its subsidiaries sponsor pension plans to supplement retirement and pension plans and the Assistance Plan (medical and dental assistance). The amounts of these actuarial commitments (contributions, costs, liabilities and/or assets) are evaluated annually by an independent actuary, with the base date that coincides with the end of the year. The economic and financial assumptions for the purposes of the actuarial valuation are discussed with the independent actuary and approved by the Management.
The assets of the benefit plans are valued at market value (marked-to-market). For the assistance plan that offers post-employment benefits (Prosaúde II), the value of the plan liability is recognized at the present value of the actuarial obligation, less the fair value of the plan assets. The adoption of the projected credit unit method adds each year of service as a triggering event for an additional benefit unit, adding up to the calculation of the final obligation.
Other actuarial assumptions are used, which take into account biometric and economic tables in addition to historical data from the benefits plans, obtained from the manager of these plans, Fundação Copel de Previdência e Assistência Social.
Actuarial gains or losses caused by changes in assumptions and/or actuarial adjustments are recognized in other comprehensive income.

Share-based compensation
4.14. Share-based compensation
The Company implements Long-Term Incentive Plans (ILP) through which it receives the services rendered by eligible participants (managers and/or employees). These services are settled with equity instruments (shares). The total expense is recognized in the income statement under personnel and management, with a corresponding increase in equity over the vesting period.
The amount recognized as an expense is periodically adjusted to reflect the number of shares for which it is expected that the time and performance conditions will be met. The final amount recognized as an expense is based on the number of shares that effectively meet the conditions on the vesting date. The fair value of the services received is measured indirectly based on the fair value of the equity instruments granted, which is measured on the date the shares are granted and no subsequent adjustments are made for differences between expected and actual results.
Right to use lease assets and liabilities
4.15. Right to use lease assets and liabilities
Upon entering into a lease agreement, the right to use assets is recorded at present value, with a corresponding entry to a lease liability of the same amount, except for agreements that meet the exemption criteria of the accounting standard (short-term leases, low value or those that foresee variable remuneration). After initial measurement, the amortization of the right-of-use asset is recorded in operating result and interest on the lease liability in financial result. To define the interest rate, the Company uses as a basis the nominal rate practiced in the last funding of the Copel group, disregarding subsidized or incentivized funding.

Assets and liabilities held for sale and discontinued operation
4.16. Assets and liabilities held for sale and discontinued operation
Assets and liabilities are classified as held for sale when the sale is highly probable, i.e., when they are available for immediate sale under current conditions and senior management is committed to the divestment, which is expected to be completed within 12 months of the reclassification date. Assets held for sale and associated liabilities are measured at book value or fair value net of selling expenses, whichever is the lower. If the asset represents an important separate line of business, the transaction is classified as a discontinued operation, and its results and cash flows are presented separately..

Treasury shares
4.17. Treasury shares
The value of the shares repurchased by the Company, along with the transaction costs incurred in the repurchase process, is recorded in equity. These amounts are not restated as long as the shares remain in treasury. In the event of the sale of these shares, if the result, net of transaction costs, results in a gain, it is recorded in a capital reserve. If there is a loss, it is recorded in the account that originated the funds for the acquisition.

Standards applicable to the Company effective January 1, 2024
4.18. Standards applicable to the Company effective January 1, 2025
As of January 1, 2025, the following changes in standards are in effect, with no significant impact on the Company's financial statements:
(i)IAS 21 - Effects of Changes in Exchange Rates Entitled Lack of Convertibility;

New standards that are not yet in effect
4.19. New standards that are not yet in effect
As of the following financial years, the new and/or revised standards below will be in effect:
(i)IFRS 9 and IFRS 7 - Classification and measurement of financial instruments and Contracts with reference to energy and whose generation depends on nature: address recent practical issues, improve understanding, and include new requirements applicable to entities in general, not just financial institutions (effective as of January 1, 2026);
(ii)IFRS 18 - Presentation and Disclosure in Financial Statements: changes in the presentation and disclosure related to the statement of financial performance and the disclosure of management performance measures within the financial statements (effective as of January 1, 2027);
(iii)IFRS 19 - Subsidiaries without Public Accountability: Allows for the application of reduced disclosure requirements for eligible subsidiaries of entities that report under international accounting standards (effective as of January 1, 2027);
(iv)Annual Improvements to IFRS Accounting Standards - Volume 11: changes intended to clarify the wording of certain standards or to correct relatively minor unintended consequences, omissions, or conflicts between the requirements of international accounting standards (effective as of January 1, 2026);
(v)IFRS 10 and IAS 28: changes related to the sale or contribution of assets between an investor and its associate or joint venture (no defined effective date).
The Company does not expect significant impacts on the financial statements as a result of these changes in standards, except for IFRS 18, for which management is assessing the impacts of adoption.